Restricted Share Units - Schedule of Changes in RSUs (Details) - Restricted Share Units [Member]	3 Months Ended				12 Months Ended
	Jan. 31, 2025 $ / shares shares		Jan. 31, 2025 $ / shares shares		Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares
Disclosure of classes of share capital [line items]
Number of RSUs, Beginning balance	264,338		264,338		2,216	2,216
Weighted Average Issue Price, Beginning balance | (per share)	$ 1.8		$ 2.55		$ 96.06	$ 138.55
Number of RSUs, Granted	296,122	[1]	296,122	[1]	591,460	591,460
Weighted average issue price, Granted | (per share)	$ 1.27	[1]	$ 1.85	[1]	$ 1.36	$ 1.86
Number of RSUs, Exercised	(118,049)		(118,049)		(329,338)	(329,338)
Weighted Average Issue Price, Exercised | (per share)	$ 1.3		$ 1.77		$ 1.65	$ 2.22
Number of RSUs, Ending Balance	442,411	[2]	442,411	[2]	264,338	264,338
Weighted average issue price, Ending Balance | (per share)	$ 1.58	[2]	$ 2.29	[2]	$ 1.8	$ 2.55

[1]	During the three months ended January 31, 2025, the Company issued 296,122 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $377,474 (2024 - $534).
[2]	See note 14 regarding the exercise of RSUs.